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ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 29.4%
	BEVERAGES - 0.9%
3,963	Coca-Cola Company (The)	$ 252,086
1,496	PepsiCo, Inc.	270,268
		522,354
	BIOTECH & PHARMA - 1.9%
1,693	AbbVie, Inc.	273,606
992	Amgen, Inc.	260,539
3,518	Bristol-Myers Squibb Company	253,120
1,596	Johnson & Johnson	281,933
		1,069,198
	CHEMICALS - 1.6%
210	Albemarle Corporation	45,541
2,468	CF Industries Holdings, Inc.	210,274
1,980	Dow, Inc.	99,772
1,311	LyondellBasell Industries N.V., Class A	108,852
7,358	Mosaic Company (The)	322,795
841	Westlake Corporation	86,236
		873,470
	COMMERCIAL SUPPORT SERVICES - 0.4%
1,961	Republic Services, Inc.	252,949

	FOOD - 1.7%
3,536	General Mills, Inc.	296,493
1,144	Hershey Company (The)	264,916
3,579	Kellogg Company	254,968
1,457	Tyson Foods, Inc., Class A	90,698
		907,075
	HEALTH CARE FACILITIES & SERVICES - 2.6%
1,678	AmerisourceBergen Corporation	278,061
1,287	Cigna Corporation	426,436
1,337	CVS Health Corporation	124,595
743	McKesson Corporation	278,714
530	UnitedHealth Group, Inc.	280,995
		1,388,801

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 29.4% (Continued)
	INSURANCE - 3.6%
3,954	Aflac, Inc.	$ 284,451
4,547	American International Group, Inc.	287,553
2,358	Globe Life, Inc.	284,257
1,883	Hartford Financial Services Group, Inc. (The)	142,788
2,062	MetLife, Inc.	149,227
1,594	Principal Financial Group, Inc.	133,768
2,147	Progressive Corporation (The)	278,487
754	Travelers Companies, Inc. (The)	141,367
3,828	W R Berkley Corporation	277,798
		1,979,696
	METALS & MINING - 0.5%
5,013	Cleveland-Cliffs, Inc.(a)	80,759
4,420	Teck Resources Ltd., Class B	167,165
		247,924
	OIL & GAS PRODUCERS - 12.3%
3,503	Antero Resources Corporation(a)	108,558
11,571	APA Corporation	540,134
1,958	Canadian Natural Resources Ltd.	108,728
17,060	Cenovus Energy, Inc.	331,135
1,463	Chevron Corporation	262,594
4,282	ConocoPhillips	505,276
17,606	Coterra Energy, Inc.	432,579
846	Devon Energy Corporation	52,037
2,863	Diamondback Energy, Inc.	391,601
1,274	EOG Resources, Inc.	165,008
6,817	EQT Corporation	230,619
4,419	Exxon Mobil Corporation	487,416
401	Hess Corporation	56,870
4,494	HF Sinclair Corporation	233,194
5,431	Imperial Oil Ltd.	264,707
11,143	Marathon Oil Corporation	301,641
4,819	Marathon Petroleum Corporation	560,883
5,942	Occidental Petroleum Corporation	374,287
2,146	Ovintiv, Inc.	108,824

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 29.4% (Continued)
	OIL & GAS PRODUCERS - 12.3% (Continued)
3,843	Phillips 66	$ 399,979
1,312	Pioneer Natural Resources Company	299,648
16,557	Southwestern Energy Company(a)	96,858
4,055	Valero Energy Corporation	514,417
		6,826,993
	RENEWABLE ENERGY - 0.1%
175	Enphase Energy, Inc.(a)	46,368

	RETAIL - DISCRETIONARY - 1.0%
881	AutoNation, Inc.(a)	94,531
531	Avis Budget Group, Inc.(a)	87,047
1,628	Builders FirstSource, Inc.(a)	105,625
1,539	Genuine Parts Company	267,032
		554,235
	SEMICONDUCTORS - 0.1%
949	Marvell Technology, Inc.	35,151
126	Monolithic Power Systems, Inc.	44,555
		79,706
	SOFTWARE - 0.1%
500	Datadog, Inc.(a)	36,750

	STEEL - 0.7%
1,939	Nucor Corporation	255,580
1,483	Steel Dynamics, Inc.	144,889
		400,469
	TECHNOLOGY HARDWARE - 0.7%
17,013	Hewlett Packard Enterprise Company	271,528
3,558	HP, Inc.	95,603
		367,131
	TECHNOLOGY SERVICES - 0.5%
1,532	Jack Henry & Associates, Inc.	268,958

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 29.4% (Continued)
	TRANSPORTATION & LOGISTICS - 0.2%
2,364	United Airlines Holdings, Inc.(a)	$ 89,123

	WHOLESALE - CONSUMER STAPLES - 0.5%
3,103	Archer-Daniels-Midland Company	288,114

	TOTAL COMMON STOCKS (Cost $15,806,597)	16,199,314

	EXCHANGE-TRADED FUNDS — 39.3%
	EQUITY - 16.3%
3,349	Consumer Staples Select Sector SPDR Fund	249,668
2,836	Energy Select Sector SPDR Fund	248,065
6,705	Global X MSCI Greece ETF	178,621
1,860	Health Care Select Sector SPDR Fund	252,681
2,542	Industrial Select Sector SPDR Fund	249,650
34,219	Invesco S&P 500 Pure Value ETF	2,668,399
12,862	iShares MSCI Australia ETF	285,922
6,557	iShares MSCI Chile ETF	177,629
4,677	iShares MSCI France ETF	154,902
5,679	iShares MSCI Italy ETF	152,992
3,298	iShares MSCI Mexico ETF	163,086
1,996	iShares MSCI Peru ETF	57,225
6,446	iShares MSCI Spain ETF	155,864
2,417	iShares MSCI Thailand ETF	181,734
5,182	iShares MSCI Turkey ETF	191,734
4,057	iShares MSCI United Kingdom ETF	124,388
17,888	iShares Russell 1000 Value ETF	2,712,716
149	Materials Select Sector SPDR Fund	11,574
3,620	Utilities Select Sector SPDR Fund	255,210
4,524	Vanguard High Dividend Yield ETF	489,542
		8,961,602
	FIXED INCOME - 23.0%
17,562	Invesco Senior Loan ETF	360,548

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 39.3% (Continued)
	FIXED INCOME - 23.0% (Continued)
3,608	iShares 0-5 Year High Yield Corporate Bond ETF			$ 147,531
148,221	iShares 1-3 Year Treasury Bond ETF			12,031,098
3,519	SPDR Blbg Investment Grade Floating Rate ETF			106,942
				12,646,119

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,724,762)			21,607,721

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.4%
	U.S. TREASURY BILLS — 13.4%
1,500,000	United States Cash Management Bill(b)	0.0000	01/31/23	1,495,409
2,000,000	United States Treasury Bill(b)	0.0000	02/14/23	1,990,339
2,500,000	United States Treasury Bill(b)	0.0000	07/13/23	2,440,651
1,500,000	United States Treasury Bill(b)	0.0000	09/07/23	1,455,000
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,394,898)			7,381,399

	TOTAL INVESTMENTS - 82.1% (Cost $44,926,257)			$ 45,188,434
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.9%			9,820,072
	NET ASSETS - 100.0%			$ 55,008,506

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
58	CBOT Corn Future(d)	03/14/2023	$ 1,967,650	$ 27,337
26	CBOT Soybean Future(d)	03/14/2023	1,981,200	151,025
31	CME Live Cattle Future(d)	02/28/2023	1,957,960	28,630
28	CME Swiss Franc Currency Future	03/13/2023	3,815,700	10,387
49	Montreal Exchange 3 Month Canadian Bank Acceptance	09/16/2024	8,718,269	(10,274)
88	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2023	1,975,143	124,376
36	NYBOT CSC Number 11 World Sugar Future(d)	04/28/2023	754,790	62,328
17	NYMEX Henry Hub Natural Gas Futures(d)	05/26/2023	687,990	(195,040)
10	NYMEX Light Sweet Crude Oil Future(d)	05/22/2023	802,000	27,400
6	NYMEX NY Harbor ULSD Futures(d)	02/28/2023	801,158	39,358
7	NYMEX NY Harbor ULSD Futures(d)	05/31/2023	862,567	89,024
1	TSE Japanese 10 Year Bond Futures	03/13/2023	1,108,174	(21,783)
	TOTAL FUTURES CONTRACTS			$ 332,768

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
64	CBOT 10 Year US Treasury Note	03/22/2023	$ 7,187,008	$ 69,093
10	CBOT Soybean Future(d)	05/12/2023	765,000	(21,250)
49	CBOT Wheat Future(d)	03/14/2023	1,940,400	2,100
20	CBOT Wheat Future(d)	05/12/2023	798,750	(39,150)
68	CME Australian Dollar Currency Future	03/13/2023	4,643,380	25,747
61	CME British Pound Currency Future	03/13/2023	4,607,025	130,037
62	CME Canadian Dollar Currency Future	03/14/2023	4,583,040	(38,864)
32	CME Euro Foreign Exchange Currency Future	03/13/2023	4,301,600	(6,987)
50	CME Japanese Yen Currency Future	03/13/2023	4,816,875	(147,216)
21	COMEX Copper Future(d)	03/29/2023	2,000,513	(86,138)
11	COMEX Gold 100 Troy Ounces Future(d)	02/24/2023	2,008,820	(58,960)
4	COMEX Gold 100 Troy Ounces Future(d)	06/28/2023	743,080	(11,670)
50	Eurex 10 Year Euro BUND Future	03/08/2023	7,116,929	419,749
57	Long Gilt Future	03/29/2023	6,883,659	372,032
77	Montreal Exchange 10 Year Canadian Bond Future	03/22/2023	6,969,497	215,954
28	NYMEX Henry Hub Natural Gas Futures(d)	02/24/2023	1,149,120	205,500
24	NYMEX Light Sweet Crude Oil Future(d)	02/21/2023	1,930,800	(97,390)
19	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	02/28/2023	1,977,683	(239,044)
8	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	05/31/2023	872,861	(94,819)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 598,724

	TOTAL OPEN FUTURES CONTRACTS			$931,492

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

SOC	Markit CDX North America High Yield Index	Sell	5.00%	484.23%	Quarterly	12/20/2027	$234,500	$ 1,802	$ 3,445	$ (1,643)
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	81.95%	Quarterly	12/20/2027	102,500	851	520	331
SOC	Markit iTraxx Europe Index	Sell	1.00%	90.62%	Quarterly	12/20/2027	98,500	453	699	(246)
SOC	Markit iTraxx Europe Crossover Index	Sell	5.00%	474.07%	Quarterly	12/20/2027	225,500	2,410	6,492	(4,082)
		Net Unrealized Depreciation on Swap Contracts							$ 11,156	$ (5,640)

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the ACSSF Fund Limited.